Summary of Significant Accounting Policies and Going Concern (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of instruments at fair value using level 3 valuation
	At December 31, 2020			At September 30, 2020
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative Liability	-	-	$176,628	-	-	$128,628

	At September 30, 2020			At September 30, 2019
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative Liability	-	-	$128,628	-	-	$128,628

Schedule of roll forward of the level 3 valuation financial instruments
Derivative Liabilities
Balance at September 30, 2020	$128,628
Changes in fair market value during the three months ended December 31, 2020	48,000
Balance at December 31, 2020	$176,628

Derivative Liabilities
Balance at September 30, 2018	$258,296
Charged to derivative expense on assignment and restatement of note	15,971
Classified as initial debt discount on assignment and restatement of note	62,500
Reduction of derivative recorded as gain on extinguishment upon conversions	(78,471)
Warrant exercises (partial)	(138,430)
Fair Value adjustment - warrants	9,355
Fair Value adjustments - convertible note	(593)
Balance at September 30, 2019	128,628
Changes and adjustments during the year ended September 30, 2020	-
Balance at September 30, 2020	$128,628

Schedule of potentially dilutive securities

	December 31, 2020	September 30, 2020
Stock options	17,673	17,755
Warrants	63,040,556	25,484,484
Related party convertible debt and accrued interest	755,547,966	526,400,307
Third party convertible debt (including senior debt)	4,024,723,923	2,068,874,206
Total	4,843,330,118	2,620,776,752

	September 30, 2020	September 30, 2019
Stock options	17,755	17,775
Warrants	25,484,484	1,198,271
Related party convertible debt and accrued interest	526,400,307	11,162,896
Third party convertible debt (including senior debt)	2,068,874,206	83,780,049
Total	2,620,776,752	96,158,991

Schedule of basic and diluted earnings per share

December 31, 2020
Numerator:
Net income	$20,546

Denominator:
Weighted-average basic shares outstanding	695,513,142
Effect of dilutive securities	2,362,435,770
Weighted-average diluted shares	3,057,948,912

Basic earnings per share	$0.00
Diluted earnings per share	$0.00